iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Energy Equipment & Services  — 8.2%
Baker Hughes Co., Class A .................. 692,991 $ 31,219,245
Halliburton Co. .......................... 599,043 13,418,563
NOV, Inc. .............................. 261,618 3,291,154
Schlumberger N.V. ........................ 1,048,239 35,430,478
TechnipFMC PLC ........................ 290,238 10,555,956
Weatherford International PLC ................ 49,655 2,807,990
96,723,386
a
Oil, Gas & Consumable Fuels  — 90.3%
Antero Midstream Corp. .................... 233,519 4,285,074
Antero Resources Corp.
(a)
................... 202,439 7,071,194
APA Corp. ............................. 247,795 4,779,966
Cheniere Energy, Inc. ...................... 154,133 36,356,892
Chevron Corp. ........................... 1,342,171 203,526,810
Chord Energy Corp. ....................... 41,246 4,550,671
Civitas Resources, Inc. ..................... 64,608 1,961,499
ConocoPhillips .......................... 884,571 84,334,999
Coterra Energy, Inc. ....................... 527,122 12,856,506
Devon Energy Corp. ....................... 434,519 14,434,721
Diamondback Energy, Inc. ................... 133,239 19,807,310
DT Midstream, Inc. ........................ 70,893 7,282,838
EOG Resources, Inc. ...................... 385,907 46,316,558
EQT Corp. ............................. 416,579 22,391,121
Expand Energy Corp. ...................... 153,543 16,088,236
Exxon Mobil Corp. ........................ 2,341,222 261,374,024
HF Sinclair Corp. ......................... 111,577 4,902,693
Kinder Morgan, Inc. ....................... 1,358,852 38,129,387
Marathon Petroleum Corp. .................. 217,755 37,059,724
Matador Resources Co. .................... 81,538 4,067,115
Occidental Petroleum Corp. .................. 470,600 20,678,164
ONEOK, Inc. ............................ 436,661 35,854,235
Ovintiv, Inc. ............................. 181,405 7,470,258
Permian Resources Corp., Class A ............. 445,278 6,305,137
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Phillips 66 .............................. 284,854 $ 35,202,257
Range Resources Corp. .................... 164,958 6,057,258
Targa Resources Corp. ..................... 150,066 24,972,483
Texas Pacific Land Corp.
(b)
.................. 13,437 13,008,763
Valero Energy Corp. ....................... 218,114 29,949,233
Viper Energy, Inc., Class A .................. 91,890 3,460,577
Williams Companies, Inc. (The) ............... 851,035 51,019,548
1,065,555,251
a
Semiconductors & Semiconductor Equipment  — 1.3%
Enphase Energy, Inc.
(a)
..................... 89,125 2,884,085
First Solar, Inc.
(a)
......................... 70,927 12,393,075
15,277,160
Total Long-Term Investments — 99.8%
(Cost: $1,047,067,577) ............................... 1,177,555,797
a
Short-Term Securities
Money Market Funds  —  0.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(c)(d)(e)
...................... 3,434,058 3,435,432
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(c)(d)
............................ 1,281,746 1,281,746
a
Total Short-Term Securities — 0.4%
(Cost: $4,717,068) .................................. 4,717,178
Total Investments — 100.2%
(Cost: $1,051,784,645) ............................... 1,182,272,975
Liabilities in Excess of Other Assets — (0.2)% ............... (2,814,689)
Net Assets — 100.0% ................................. $ 1,179,458,286
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 5,390,056  $ —  $ (1,954,724)
(a)
$ —  $ 100  $ 3,435,432  3,434,058  $ 3,495
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 1,689,529  —  (407,783)
(a)
—  —  1,281,746  1,281,746  15,515  —
$ —  $ 100
$ 4,717,178
$ 19,010  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Energy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 20 09/19/25 $ 1,835 $ (3,378)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,177,555,797  $ —  $ —  $ 1,177,555,797
Short-Term Securities
Money Market Funds ...................................... 4,717,178  —  —  4,717,178
$ 1,182,272,975  $ —  $ —  $ 1,182,272,975
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (3,378) $ —  $ —  $ (3,378)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.